Note 5 - Current Assets: Short-term Investments / Noncurrent Assets: Debt Securities, Held to Maturity, and Other Non-current Assets (Details Textual) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 11, 2022	Jul. 16, 2014	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2021
Write-off Deriving from Fair Value Measurement										$ 2,888,000
Amortization of Debt Discount (Premium)						$ 0	$ (1,280,000)
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities						$ 0	8,183,000
Equity Securities without Readily Determinable Fair Value, Amount			$ 51,094,000				$ 51,094,000
Zim Integrated Services [Member] | The 3.0% Series 1 Notes Due 2023 [Member]
Investment Stated Interest Rate		3.00%
Zim Integrated Services [Member] | The 5.0% Series 2 Notes Due 2023 [Member]
Investment Stated Interest Rate		5.00%
Investment Stated Interest Rate, Payable Quarterly		3.00%
Investment Interest Rate, Stated Percentage, Deferred Accrual		2.00%
Equity Securities [Member]
Held-to-Maturity Securities, Equity Interest Acquired		1.20%
Equity Securities, FV-NI		$ 7,802,000
Equity Securities [Member] | Zim Integrated Services [Member]
Investment Owned, Balance, Shares (in shares)			1,221,800				1,221,800				1,221,800
Investment Owned, at Fair Value			$ 54,895,000				$ 54,895,000
Equity Securities, FV-NI, Realized Gain (Loss), Total							60,161
Debt Securities [Member]
Debt Securities, Held-to-maturity, Total		8,229,000
Amortization of Debt Discount (Premium)							$ 543,000
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Total								$ 6,774,000
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance				$ 245,000	$ 245,000			569,000
Debt Securities [Member] | Other Nonoperating Income (Expense) [Member]
Debt Securities, Held-to-maturity, Credit Loss Expense (Reversal)					(324,000)			$ (1,015,000)
Debt Securities [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total		1,452,000		1,012,000	$ 1,012,000				$ 1,406,000
Debt Securities, Held-to-maturity, Fair Value, Total		676,000
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities				$ 394,000					$ 46,000
Debt Securities [Member] | Zim 5.0% Series 2 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total		6,777,000
Debt Securities, Held-to-maturity, Fair Value, Total		$ 3,567,000
Debt Securities [Member] | Zim 3 Percent Series 1 Notes and 5 Percent Series 2 Notes Due 2023 [Member]
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities			$ 7,789,000
US Treasury Bill Securities [Member]
Investment Owned, Balance, Principal Amount	$ 10,000,000
Payments to Acquire Marketable Securities	$ 9,945,000